Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (74,624)	$ (76,876)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(67,554)	(69,828)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(7,070)	(7,048)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(23,861)	(31,940)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(10,197)	(10,057)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (40,566)	$ (34,879)